Note 32 - Subsequent Events (Details Textual) - Export prepayment agreement with financial institutions, trade finance [member] - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Notional amount		$ 233,621	$ 12,720
Entering into significant commitments or contingent liabilities [member]
Statement Line Items [Line Items]
Notional amount	$ 30,176